DESCRIPTION OF THE PLAN (Details) - NGSP $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite age for participation | yr	18
Service period	45 days
Annual increase deferral rate	1.00%
Vesting period	3 years
Note receivable from participant, account, minimum borrowing, amount	$ 1
Note receivable from participant, account, maximum borrowing, amount	$ 50
Note receivable from participant, account, time period for loans used to reduce maximum borrowing amount	12 months
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Participant loan, basis spread on variable rate	1.00%
Forfeitures available	$ 4,600	$ 3,900
Employer contributions reduced due to forfeitures	$ 27,400
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	4.25%	3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	11.50%	11.50%
Non-Elective Contribution ("NEC")
EBP, Description of Plan [Line Items]
Form 5500 caption, receivables, employer contributions	$ 25,300
Scenerio One | Employees Hired Before April 1, 2016
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	2.00%
Employer contribution, matching percentage	100.00%
Scenerio One | Employees Hired After April 1, 2016
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	4.00%
Employer contribution, matching percentage	100.00%
Scenerio Two | Employees Hired Before April 1, 2016
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	2.00%
Employer contribution, matching percentage	50.00%
Scenerio Two | For employees with less than 5 years of service:
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	4.00%
Employer contribution, matching percentage	50.00%
Scenerio Two | For employees with 5 or more years of service:
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, matching percentage	50.00%
Scenerio Three | Employees Hired Before April 1, 2016
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	4.00%
Employer contribution, matching percentage	25.00%
Scenerio Three | For employees with less than 5 years of service:
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	8.00%
Employer contribution, matching percentage	0.00%
Scenerio Three | For employees with 5 or more years of service:
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	10.00%
Employer contribution, matching percentage	0.00%
Contributions over 8% | Employees Hired Before April 1, 2016
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	8.00%
Employer contribution, matching percentage	0.00%
Under 35 | Retirement Account Contribution ("RAC")
EBP, Description of Plan [Line Items]
Employer contribution, annual fixed rate contribution, percentage	3.00%
Under 35 | Retirement Account Contribution ("RAC") | Minimum
EBP, Description of Plan [Line Items]
Employer contribution, annual fixed rate contribution, percentage	2.50%
Under 35 | Retirement Account Contribution ("RAC") | Maximum
EBP, Description of Plan [Line Items]
Employer contribution, annual fixed rate contribution, percentage	4.00%
35 – 49 | Retirement Account Contribution ("RAC")
EBP, Description of Plan [Line Items]
Employer contribution, annual fixed rate contribution, percentage	4.00%
50 or older | Retirement Account Contribution ("RAC")
EBP, Description of Plan [Line Items]
Employer contribution, annual fixed rate contribution, percentage	5.00%
Retirement Account Contribution ("RAC")
EBP, Description of Plan [Line Items]
Form 5500 caption, receivables, employer contributions	$ 49,300